Financial instruments and financial risk management - Financial liabilities (Details)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Financial instruments and financial risk management
Financial assets		$ 250,395,828		$ 129,754,140
Financial liabilities		14,702,743		22,436,967
Cash and cash equivalents
Financial instruments and financial risk management
Financial assets	$ 250,028,791		$ 129,450,676
Restricted cash
Financial instruments and financial risk management
Financial assets		163,256		143,800
Receivables
Financial instruments and financial risk management
Financial assets		203,781		159,664
Non-derivative financial liabilities | Trade payable and accrued liabilities
Financial instruments and financial risk management
Financial liabilities		4,663,710		3,461,339
Non-derivative financial liabilities | Lease liabilities
Financial instruments and financial risk management
Financial liabilities		2,048,299		1,075,773
Derivative financial liabilities | Derivative liability
Financial instruments and financial risk management
Financial liabilities		$ 7,990,734		$ 17,899,855